Short-Term Investments - Schedule of Realized Gains of Sale of Available-for-Sale Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Proceeds	$ (1,226,713)	$ (8,956,178)
Costs		10,091,454
Realized gain(loss)	599	11,743
Exchange difference	79,358	(263)
Available-for-Sale Short-Term Investments
Schedule of Investments [Line Items]
Proceeds	(1,226,713)	(8,956,178)
Costs		10,091,454
Realized gain(loss)	599	11,743
Exchange difference	$ 79,358	$ (263)